Income taxes (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income (loss) for the year
Canadian	$ (1,217)	$ (1,195)	$ (519)
Foreign	2,602	436	(6,326)
(Loss) Income for the year	1,385	(759)	(6,845)
Canadian federal and provincial income taxes at 27% (2021 – 27%; 2020 – 27%)	(374)	205	1,848
Permanent differences and other items	274	165	(159)
Fair value adjustments	100	453
Foreign tax rate in foreign jurisdictions	390	(167)	(1,551)
Change in unrecognized deferred tax assets	(410)	(624)	(138)
(Expense) recovery	$ (20)	$ 32	$ 0